Statements of Stockholders' Equity (FY) - USD ($) $ in Thousands	Common stock	Additional paidin capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Balance at Beginning of period at Dec. 31, 2023		$ 705,794	$ (43)	$ (594,468)	$ 111,283
Balance at Beginning of period (in shares) at Dec. 31, 2023	2,805,618
Stockholders' equity
Issuance of common stock under the ATM Facility, net of offering costs		8,742			8,742
Issuance of common stock under the ATM Facility, net of offering costs (in shares)	300,000
Exercise of stock options and vesting of restricted stock units		35			35
Exercise of stock options and vesting of restricted stock units (in shares)	45,649
Issuance of shares in connection with employee stock purchase plan		97			97
Issuance of shares in connection with employee stock purchase plan (in shares)	10,236
Unrealized gain (loss) on marketable securities			51		51
Sharebased compensation expense		5,820			5,820
Net loss				(64,767)	(64,767)
Balance at end of period at Dec. 31, 2024		720,488	8	(659,235)	61,261
Balance at end of period (in shares) at Dec. 31, 2024	3,161,503
Stockholders' equity
Exercise of stock options and vesting of restricted stock units (in shares)	14,325
Issuance of shares in connection with employee stock purchase plan		14			14
Issuance of shares in connection with employee stock purchase plan (in shares)	2,882
Unrealized gain (loss) on marketable securities			(8)		(8)
Sharebased compensation expense		1,781			1,781
Net loss				(24,790)	(24,790)
Balance at end of period at Jun. 30, 2025		722,283		(684,025)	38,258
Balance at end of period (in shares) at Jun. 30, 2025	3,178,710
Balance at Beginning of period at Dec. 31, 2024		720,488	8	(659,235)	61,261
Balance at Beginning of period (in shares) at Dec. 31, 2024	3,161,503
Stockholders' equity
Exercise of stock options and vesting of restricted stock units (in shares)	16,825
Issuance of shares in connection with employee stock purchase plan		23			23
Issuance of shares in connection with employee stock purchase plan (in shares)	4,482
Unrealized gain (loss) on marketable securities			$ (8)		(8)
Sharebased compensation expense		3,001			3,001
Net loss				(45,522)	(45,522)
Balance at end of period at Dec. 31, 2025		723,512		(704,757)	18,755
Balance at end of period (in shares) at Dec. 31, 2025	3,182,810
Balance at Beginning of period at Mar. 31, 2025		721,346		(674,640)	46,706
Balance at Beginning of period (in shares) at Mar. 31, 2025	3,165,828
Stockholders' equity
Exercise of stock options and vesting of restricted stock units (in shares)	10,000
Issuance of shares in connection with employee stock purchase plan		14			14
Issuance of shares in connection with employee stock purchase plan (in shares)	2,882
Sharebased compensation expense		923			923
Net loss				(9,385)	(9,385)
Balance at end of period at Jun. 30, 2025		722,283		(684,025)	38,258
Balance at end of period (in shares) at Jun. 30, 2025	3,178,710
Balance at Beginning of period at Dec. 31, 2025		723,512		(704,757)	18,755
Balance at Beginning of period (in shares) at Dec. 31, 2025	3,182,810
Stockholders' equity
Exercise of stock options and vesting of restricted stock units (in shares)	35,000
Sharebased compensation expense		1,081			1,081
Net loss				(15,380)	(15,380)
Balance at end of period at Jun. 30, 2026		724,593		(720,137)	4,456
Balance at end of period (in shares) at Jun. 30, 2026	3,217,810
Balance at Beginning of period at Mar. 31, 2026		724,068		(712,316)	11,752
Balance at Beginning of period (in shares) at Mar. 31, 2026	3,207,810
Stockholders' equity
Exercise of stock options and vesting of restricted stock units (in shares)	10,000
Sharebased compensation expense		525			525
Net loss				(7,821)	(7,821)
Balance at end of period at Jun. 30, 2026		$ 724,593		$ (720,137)	$ 4,456
Balance at end of period (in shares) at Jun. 30, 2026	3,217,810